Summary of Significant Accounting Policies (Details 5) (Predecessor, USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012
Note Receivable due from affiliate
Note Receivable due from affiliate		$ 5,243
PGHI | Execution of note receivable
Note Receivable due from affiliate
Note Receivable due from affiliate	5,000
Interest rate (as a percent)	13.75%
Interest income recognized		$ 243